LEASES - Schedule of other information related to the company's operating leases (Details) - USD ($)	5 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2025
LEASES
Operating lease ROU Asset	$ 179,267
Increase	0	$ 0
Decrease	0	(68,727)
Amortization			$ (68,727)
Operating lease ROU Asset - Ending Balance	179,267	326,336	326,336
Increase			(56,900)
Operating lease liability - Short Term	111,983	149,499	149,499	$ 114,271
Operating lease liability - Long Term	70,746	182,729	182,729	$ 41,346
Operating lease liability - Total	$ 182,729	$ 332,228	$ 332,228